Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

14.    Subsequent Events

In preparing the Financial Statements, we have evaluated subsequent events occurring after December 31, 2020 through the date the Financial Statements were issued or are available to be issued.

SAFE Transaction:    In the first five months of 2021, we executed SAFE financing transactions with the following key terms, in exchange for approximately $83.4 million in gross proceeds:

•        When either a Special Purpose Acquisition Company (“SPAC”) transaction or Initial Public Offering (“IPO) occurs, investor(s) convert(s) at $750 million pre-money valuation;

•        If a SPAC, IPO, change of control, or other financing does not occur by December 31, 2021, the note converts into a new Series B with the same terms as our existing Series A-2 at a $750 million pre-money valuation;

•        If there is a change of control, the investor(s) will receive proceeds equal to the greater of the purchase amount or what they would receive assuming they are converting at $750 million pre-money valuation; and

•        If there is an equity financing before December 31, 2021, the investor(s) convert(s) at round price if it is lower than a $750 million valuation, with a cap of $750 million.

Athena Technology Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 19, 2021, the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.